Stockholders' Equity (Details 6) - 2013 Incentive Stock Plan (Shares available and issued) [Member] - shares shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning available	235	11
Shares modified to options		2,493
Options in exchange for shares		(2,563)
Shares forfeited	219	294
Ending available	454	235
Vested stock awards	2,353	4,799
Beginning number of shares issued	2,585	1,000
Issued	96	1,585
Cancelled
Ending number of shares issued	2,681	2,585